Long-term Debt (Details Textual) (USD $)				1 Months Ended							9 Months Ended			1 Months Ended			9 Months Ended	12 Months Ended					3 Months Ended		3 Months Ended
	Mar. 22, 2013	Mar. 22, 2013 Maximum [Member]	Mar. 22, 2013 Minimum [Member]	Mar. 31, 2007 Notes Payable to West Virginia Development Office [Member]	Jul. 31, 2007 Notes Payable to Finance Company [Member]	Aug. 31, 2009 Notes Payable to West Virginia Economic Development Authority, Series 1 [Member]	Aug. 31, 2009 Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]	Oct. 31, 2010 Note Payable to West Virginia Economic Development Authority, Series 2 [Member]	Dec. 31, 2010 Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]	Mar. 31, 2012 Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member]	Sep. 30, 2013 Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] Due on December 15, 2013 [Member]	Sep. 30, 2013 Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] Due on March 15, 2014 [Member]	Sep. 30, 2013 Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] Due on June 15, 2014 [Member]	Apr. 30, 2012 Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 2 [Member]	May 31, 2012 Convertible Promissory Note Payable to West Virginia High Technology Consortium Foundation [Member]	Jun. 30, 2012 Note Payable to West Virginia Economic Development Authority, Series 3 [Member]	Sep. 30, 2013 Capital Leases [Member]	Dec. 31, 2012 Capital Leases [Member]	Sep. 30, 2013 Capital Leases [Member] Maximum [Member]	Dec. 31, 2012 Capital Leases [Member] Maximum [Member]	Sep. 30, 2013 Capital Leases [Member] Minimum [Member]	Dec. 31, 2012 Capital Leases [Member] Minimum [Member]	Sep. 30, 2013 Bridge Notes [Member]	Sep. 30, 2013 Bridge Notes [Member] Director [Member]	Sep. 30, 2013 Bridge Notes [Member] Criteria One [Member]	Sep. 30, 2013 Bridge Notes [Member] Criteria Two [Member]
Duration of Debt Instrument				8 years	5 years	10 years	10 years	10 years	10 years	18 months				3 months	30 months	10 years							1 year
Long-term Debt, Gross (in dollars)				$ 685,000	$ 28,726	$ 242,631	$ 242,630	$ 900,000	$ 900,000	$ 290,000				$ 400,000	$ 200,000	$ 200,000							$ 1,769,500	$ 1,115,000
Debt Instrument, Interest Rate, Stated Percentage				3.00%	6.99%	4.00%	3.25%	3.26%	3.25%	6.00%				10.00%	8.00%	2.00%							10.00%
Number of Debt Instrument Periodic Payments				96 months		120 months	120 months	120 months	120 months						25 months	120 months
Debt Instrument, Periodic Payment				8,035	569	2,457	2,371	8,802	8,781		100,000	100,000	90,000		9,001	1,840
Debt Instrument, Periodic Payment, Principal														100,000
Debt Instrument, Maturity Date				Apr. 30, 2015	Jul. 31, 2012	Aug. 31, 2019	Aug. 31, 2019	Oct. 31, 2020	Dec. 31, 2020	Sep. 30, 2013				Jun. 30, 2012	Nov. 30, 2014	Jun. 30, 2022
Debt Instrument, Payment Terms										monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013				monthly interest-only payments starting May 2012 through June 2012, then final interest and principal payments due July 2012
Debt Instrument, Collateral				The note is secured by equipment	The note was secured by a vehicle.	The note is secured by 50% of equipment	The note is secured by 50% of equipment	The note is secured by equipment	The note is secured by equipment						The note is secured by 50% of equipment	The note is secured by 50% of equipment
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										72,500				88,889									1,327,125	836,250
Debt Instrument, Convertible, Conversion Price	$ 0.50	$ 2.00	$ 0.50											$ 0.50
Pledged Assets, Not Separately Reported, Other				$ 1,057,167		$ 569,812	$ 569,812	$ 997,248	$ 1,098,249						$ 447,320	$ 447,320
Duration of Lease																	36 months	36 months
Imputed Interest Rate																			8.00%	8.00%	2.90%	2.90%
Lease Expiration Date																	March 2013 through May 2015
Capital Lease Obligation Collateral																	secured by equipment with an aggregate cost of $560,195	secured by equipment with an aggregate cost of $560,195
Debt Instrument, Description																									1-year warrant to purchase two shares of common stock at an exercise price of $0.50 per share for each $1 invested	5-year warrant to purchase one share of common stock exercisable at $0.75 per share for each $1.00 invested